Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxation
13.	TAXATION
Hong Kong profits tax has been provided at the rate of 16.5% (2017: 16.5%; 2018: 16.5%) on the estimated assessable income for the year. Taxation on income outside Hong Kong has been calculated on the estimated assessable income for the year at the rates of taxation prevailing in the countries in which the Group operates. The Company’s subsidiaries operate mainly in the PRC and the applicable statutory enterprise income tax rate is 25% (2017: 25%; 2018: 25%). Taxation for certain subsidiaries in the PRC was calculated at a preferential tax rate of 15% (2017: 15%; 2018: 15%).

	2017	2018	2019
Provision for income tax on the estimated taxable income for the year
- Hong Kong	44	88	66
- Mainland China and other countries	654	459	556
Under/(Over) provision in respect of prior years	39	18	(250)

	737	565	372
Deferred taxation	6	2,259	2,423

Income tax expenses	743	2,824	2,795

Reconciliation between actual income tax expense and accounting profit at PRC statutory tax rate:

	Note	2017	2018	2019
Income before income tax		2,593	13,081	14,167

Expected income tax expense at PRC statutory tax rate of 25%		648	3,270	3,542
Impact of different tax rates outside Mainland China		(55)	(47)	(22)
Tax effect of preferential tax rate	(i)	(82)	(91)	(121)
Tax effect of non-deductible expenses		300	421	227
Tax effect of non-taxable income from share of net profit of joint ventures		(143)	(150)	(162)
Tax effect of non-taxable income from share of net profit of associates	(ii)	(133)	(369)	(274)
Under/(Over) provision in respect of prior years		39	18	(250)
Tax effect of unused tax losses not recognized, net of utilization	(iii)	49	(162)	(79)
Others		120	(66)	(66)

Actual tax expense		743	2,824	2,795

(i)
According to the PRC enterprise income tax law and its relevant regulations, entities that are qualified as High and New Technology Enterprise under the tax law are entitled to a preferential income tax rate of 15%. Certain subsidiaries of the Group obtained the approval of High and New Technology Enterprise and were entitled to a preferential income tax rate of 15%.

(ii)
Adjustment to investment in associates represents the tax effect on share of net profit of associates, including dilution gain, net of reversal of deferred tax assets on unrealized profit from transactions with Tower Company.

(iii)
As of December 31, 2019, the Group did not recognize deferred tax assets in respect of tax losses of approximately RMB997 million (2018: approximately RMB1,313 million), since it is not probable that future taxable profits will be available against which the deferred tax asset can be utilized. The tax losses can be carried forward for five years from the year incurred and hence will be expired by the year of 2024.

As of December 31, 2019, the Group did not recognize deferred tax assets of RMB2,085 million (2018: RMB1,942 million) in respect of changes in fair value on financial assets through other comprehensive income, since it is not probable that the related tax benefit will be realized.
The analysis of deferred tax assets and deferred tax liabilities are as follows:

	2018	2019
Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	7,931	6,942
- Deferred tax asset to be recovered within 12 months	2,011	2,914

	9,942	9,856

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(5,770)	(8,292)
- Deferred tax liabilities to be settled within 12 months	(771)	(338)

	(6,541)	(8,630)

Net deferred tax assets after offsetting	3,401	1,226

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(111)	(87)
- Deferred tax liabilities to be settled within 12 months	—	—

Net deferred tax liabilities after offsetting	(111)	(87)

The movement of the net deferred tax assets/(liabilities) is as follows:

	2017	2018	2019
Net deferred tax assets after offsetting:
- Balance at December 31, 2016, 2017 and 2018	5,986	5,973	3,401
- Impact on initial application of IFRS 15 (Note)	—	(584)	—
- Impact on initial application of IFRS 9 (2014), “Financial instruments” (“IFRS 9 (2014)”) (Note)	—	265	—
- Impact on initial application of IFRS 16 (Note)	—	—	271

- Balance at January 1, 2017, 2018 and 2019	5,986	5,654	3,672
- Deferred tax charged to the statements of income	(11)	(2,256)	(2,447)
- Deferred tax (charged)/credited to other comprehensive income	(2)	3	1

- End of year	5,973	3,401	1,226

Net deferred tax liabilities after offsetting:
- Beginning of year	(113)	(108)	(111)
- Deferred tax credited/ (charged) to the statements of income	5	(3)	24

- End of year	(108)	(111)	(87)

Note:	The Group has initially applied IFRS 15 and IFRS 9 (2014) at January 1, 2018. Under the transition method chosen, comparative information is not restated. See Note 2.
The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.
The components of the deferred tax assets/(liabilities) recognized in the consolidated statements of financial position and the movements during the year are as follows:

Deferred tax arising from:	Credit loss allowance	Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations (Note (i))	Deductible tax losses	Accruals of expenses not yet deductible for tax purpose	Unrealized income from the transactions with Tower Company	Gain from Tower Assets Disposal (Note (ii))	Accelerated depreciation of property, plant and equipment (Note (iii))	Contract costs	Depreciation charge of right-of-use assets	Others	Total
At January 1, 2017	1,553	1,451	2,433	1,693	787	(1,118)	(2,243)	—	—	1,317	5,873
Credited/(Charged) to the statements of income	50	(48)	(189)	861	(90)	373	(1,627)	—	—	664	(6)
Charged to other comprehensive income	—	—	—	—	—	—	—	—	—	(2)	(2)

At December 31, 2017	1,603	1,403	2,244	2,554	697	(745)	(3,870)	—	—	1,979	5,865
Impact on initial application of IFRS 15	—	—	—	—	—	—	—	(584)	—	—	(584)
Impact on initial application of IFRS 9	265	—	—	—	—	—	—	—	—	—	265

At January 1, 2018	1,868	1,403	2,244	2,554	697	(745)	(3,870)	(584)	—	1,979	5,546
(Charged)/Credited to the statements of income	(154)	(49)	(941)	626	(252)	373	(2,051)	355	—	(166)	(2,259)
Credited to other comprehensive income	—	—	—	—	—	—	—	—	—	3	3

At December 31, 2018	1,714	1,354	1,303	3,180	445	(372)	(5,921)	(229)	—	1,816	3,290
Impact on initial application of IFRS 16	—	—	—	—	—	—	—	—	271	—	271
At January 1, 2019	1,714	1,354	1,303	3,180	445	(372)	(5,921)	(229)	271	1,816	3,561
Credited/(Charged) to the statements of income	204	(48)	(933)	161	(64)	372	(2,651)	190	99	247	(2,423)
Credited to other comprehensive income	—	—	—	—	—	—	—	—	—	1	1

At December 31, 2019	1,918	1,306	370	3,341	381	—	(8,572)	(39)	370	2,064	1,139

Deferred taxation as of
year-end
represents the taxation effect of the following temporary differences, taking into consideration the offsetting of balances related to the same tax authority:

	Note	2018	2019
Net deferred tax assets after offsetting:
Deferred tax assets:
Credit loss allowance		1,714	1,918
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations	(i)	1,354	1,306
Deductible tax losses		1,303	370
Accruals of expenses not yet deductible for tax purpose		3,180	3,341
Unrealized income from the transactions with Tower Company		445	381
Depreciation charge of right-of-use assets		—	370
Deferred revenue on subscriber points reward program		203	229
Unrealized income for the inter-company transactions		153	227
Government grants related to assets		536	695
Intangible assets amortization difference		418	464
Others		636	555

		9,942	9,856

Deferred tax liabilities:
Gain from Tower Assets Disposal	(ii)	(372)	—
Accelerated depreciation of property, plant and equipment	(iii)	(5,921)	(8,572)
Contract costs		(229)	(39)
Others		(19)	(19)

		(6,541)	(8,630)

		3,401	1,226

Net deferred tax liabilities after offsetting:
Deferred tax liabilities:
Accelerated depreciation for tax purpose		(111)	(87)

		(111)	(87)

(i)
The prepayments for the leasehold land were revalued for PRC tax purposes as of December 31, 2003 and 2004. However, the resulting revaluations of the prepayments for the leasehold land were not recognized under IFRSs. Accordingly, deferred tax assets were recorded by the Group under IFRSs.

(ii)
On October 14, 2015, The Group disposed tower assets (“Tower Assets Disposal”) to Tower Company in exchange for cash and shares issued by Tower Company (see Note 46). According to the applicable tax laws issued by the Ministry of Finance (“MOF”) and the SAT of the PRC, the gain from Tower Assets Disposal in exchange for investment in Tower Company (“Qualified Income”) is, upon fulfilling the filing requirement with in-charge
tax bureau, eligible to be deferred and treated as taxable income on a straight-line basis over a period not exceeding five years. Before completing the filing, the Group accrued current taxes payable based on the total gain from Tower Asset Disposal. During the year ended December 31, 2016, the Group successfully completed the filing requirement with in-charge
tax bureau with respect to the Qualified Income and since then has become eligible for deferring part of tax liability with respect to the Qualified Income, which is then reversed in the four years from 2016 to 2019.

(iii)
According to “Announcement on Enterprise Income Tax Policy for Those Enterprise Involved in the Accelerated Depreciation of Property, Plant and Equipment” (Caishui [2014] No.75) issued by the MOF and the SAT of the PRC, starting from 2014, the Group’s property, plant and equipment that comply with this tax policy are allowed to be depreciated under the accelerated depreciation method, or fully deducted for tax purpose in the year of purchase. Temporary differences arise from the different useful life under tax basis and accounting basis have been recorded as deferred tax liabilities.